Retained Earnings - Schedule of Retained Earnings (Details) - CNY (¥)		Dec. 31, 2025	Dec. 31, 2024
Retained Earnings [Abstract]
PRC statutory reserves	[1]	¥ 258,654,052	¥ 258,654,052
PRC surplus reserves	[2]	219,656,867	190,082,835
Unreserved retained earnings		2,193,036,027	2,693,004,101
Total		¥ 2,671,346,946	¥ 3,141,740,988

[1]	With effect from July 1, 2012, pursuant to the “Administrative Measures on Accrual of Provisions by Financial Institutions” issued by the Ministry of Finance in March 2012, the Group is required, in principle, to set aside a general reserve not lower than 1.5% of the ending balance of its gross risk-bearing assets.
[2]	In accordance with the Company’s PRC subsidiaries’ articles of associate, the subsidiaries are required to appropriate 10% of their net incomes, upon approval by board of directors.